Operations and principal activities - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operations and principal activities
Net loss	$ 25,383	¥ 176,724	¥ 55,083	¥ 17,202
Net cash used in operating activities	55,131	¥ 383,822	¥ 198,985	90,877
Accumulated deficit	(37,239)				¥ (259,251)		¥ (394,039)
Cash, cash equivalents and restricted cash	$ 129,447			¥ 440,859	¥ 901,185	$ 80,925	¥ 563,383	¥ 18,393